Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayment of inventory	$ 69	$ 52
Other	107	222	273
Total prepaid expenses and other current assets	$ 176	363	$ 619
As Restated [Member]
Prepayment of inventory		52
Other		61
Total prepaid expenses and other current assets		$ 113